Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Real Estate Properties (Detail)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Minimum [Member] Buildings and Improvement [Member]	Dec. 31, 2013 Minimum [Member] Buildings and Improvement [Member] Predecessor [Member]	Sep. 30, 2014 Minimum [Member] Furniture, Fixtures and Equipment [Member]	Dec. 31, 2013 Minimum [Member] Furniture, Fixtures and Equipment [Member] Predecessor [Member]	Sep. 30, 2014 Maximum [Member] Buildings and Improvement [Member]	Dec. 31, 2013 Maximum [Member] Buildings and Improvement [Member] Predecessor [Member]	Sep. 30, 2014 Maximum [Member] Furniture, Fixtures and Equipment [Member]	Dec. 31, 2013 Maximum [Member] Furniture, Fixtures and Equipment [Member] Predecessor [Member]
Depreciation Amortization Impairment [Line Items]
Real estate properties estimated useful lives	29 years	29 years	4 years	4 years	50 years	50 years	7 years	7 years